SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

March 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)
File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the SPDR MSCI ACWI IMI ETF and SPDR MSCI EM 50 ETF, each a series of the above-referenced Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically and effective on February 27, 2012 (Accession No. 0001193125-12-081698).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar

Ryan M. Louvar

Secretary

cc:	W. John McGuire, Esq.